Cash and cash equivalents and investment securities (Tables)	6 Months Ended
Jun. 30, 2025
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Schedule of Cash and Cash Equivalents

Million US dollar	30 June 2025	31 December 2024

Cash and bank accounts	4 642	6 210
Short-term bank deposits	2 525	4 964
Cash and cash equivalents	7 167	11 174
Bank overdrafts	(21)	-
Cash and cash equivalents in the statement of cash flows	7 146	11 174

Summary Of Investments In Short term Debt Securities

Million US dollar	30 June 2025	31 December 2024

Investment in unquoted companies	125	129
Investment in debt securities	27	39
Non-current investments	152	168

Investment in debt securities	205	221
Current investments	205	221